COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.    COMMITMENTS AND CONTINGENCIES

International Financial Reporting Standards result in a contingent liability consisting of (i) a possible obligation, arising from past events, the existence of which must be confirmed by the occurrence of one or more future events of an uncertain nature, which are not have under the control of the Group or (ii) a present obligation that has not been probable or whose amount cannot be measured or estimated with sufficient reliability.

The provisions recorded are detailed below:

	12/31/2024	12/31/2023
Legal issues	3,973,179	4,932,379
Labor lawsuits	579,165	442,286
Tax	31,945,240	9,132,159
Unused Balances of Credit Cards	3,247,294	3,172,768
Judicial Deposits	278,055	473,765
Eventual commitments	209,922	896,451
Restructuring expenses	—	13,065,818
Others	369,994	326,074
Total	40,602,849	32,441,700